Portfolio optimization program - Additional Information (Detail) - Portfolio Optimization Plan [Member] - USD ($) $ in Thousands		6 Months Ended
	May 30, 2022	Jun. 30, 2022
Disclosure Of Portfolio Optimization Program [Line Items]
Percentage of headcount reduction	32.00%
Severances and gratuity payments to employees		$ 6,540
Severances and gratuity amount payable to employees		$ 200